Goodwill and Other Assets Schedule of Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of internally-developed software	$ 2.6	$ 4.1	$ 5.8	$ 7.6
Intangible Assets, Gross (Excluding Goodwill)	134.7		134.7		$ 129.1
Finite-Lived Intangible Assets, Accumulated Amortization	(66.8)		(66.8)		(64.8)
Intangible Assets, Net (Including Goodwill)	67.9		67.9		64.3
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	97.6		97.6		92.4
Finite-Lived Intangible Assets, Accumulated Amortization	(49.1)		(49.1)		(48.5)
Intangible Assets, Net (Including Goodwill)	48.5		48.5		43.9
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	37.1		37.1		36.7
Finite-Lived Intangible Assets, Accumulated Amortization	(17.7)		(17.7)		(16.3)
Intangible Assets, Net (Including Goodwill)	$ 19.4		$ 19.4		$ 20.4